Supplement to the
Fidelity® Sustainable International Equity Fund
December 30, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

SIC-SUSTK-0224-100 1.9911581.100	February 12, 2024
Supplement to the
Fidelity® Sustainable International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

ASIC-SUSTK-0224-100 1.9911580.100	February 12, 2024